Consolidated Income Statement - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2019		Jun. 30, 2018
Income Statement [Line Items]
Interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	[1]	$ 2,749	$ 2,669	$ 2,496	$ 5,419		$ 4,882
Interest expense from financial instruments measured at amortized cost	[1]	(1,955)	(1,885)	(1,576)	(3,840)		(2,964)
Interest income from financial instruments measured at fair value through profit or loss		1,257	1,345	1,094	2,602		2,207
Interest expense from financial instruments measured at fair value through profit or loss		(1,025)	(1,006)	(809)	(2,032)		(1,485)
Net interest income	[1]	1,026	1,123	1,205	2,149	[2]	2,639	[2],[3]
Other net income from financial instruments measured at fair value through profit or loss		1,939	1,935	2,001	3,874		3,974
Credit loss (expense) / recovery		(12)	(20)	(29)	(33)	[2]	(55)	[2]
Fee and commission income	[4]	4,907	4,541	4,845	9,448		10,022
Fee and commission expense		(434)	(409)	(421)	(842)		(855)
Net fee and commission income		4,474	4,132	4,423	8,606		9,168
Other income		105	49	44	154		86
Total operating income		7,532	7,218	7,644	14,750	[2]	15,812	[2]
Personnel expenses		4,153	4,043	4,102	8,196	[2]	8,357	[2]
General and administrative expenses		1,175	1,187	1,533	2,362	[2]	3,042	[2]
Depreciation and impairment of property, equipment and software		427	427	287	854	[2]	575	[2]
Amortization and impairment of intangible assets		18	16	16	33	[2]	33	[2]
Total operating expenses		5,773	5,672	5,938	11,445	[2]	12,007	[2]
Operating profit / (loss) before tax		1,759	1,546	1,706	3,305	[2]	3,806	[2]
Tax expense / (benefit)		366	407	322	773	[2]	855	[2]
Net profit / (loss)		1,393	1,139	1,384	2,532	[2]	2,951	[2]
Net profit / (loss) attributable to non-controlling interests		1	(2)	1	(1)		3
Net profit / (loss) attributable to shareholders		$ 1,392	$ 1,141	$ 1,382	$ 2,533		$ 2,948
Earnings per share
Basic		$ 0.38	$ 0.31	$ 0.37	$ 0.69		$ 0.79
Diluted		$ 0.37	$ 0.3	$ 0.36	$ 0.67		$ 0.76

[1]
Effective from the first quarter of 2019, UBS refined the presentation of dividend income and expense, reclassifying dividends from Interest income (expense) from financial instruments measured at fair value through profit or loss into Other net income from financial instruments measured at fair value through profit or loss. Prior-period information was restated accordingly. Refer to Note 1 for more information

[2]	Prior year comparative figures in this table have been restated for the changes in Corporate Center cost and resource allocation to the business divisions effective 1 January 2019
[3]
Effective from the first quarter of 2019, UBS refined the presentation of dividend income and expense, reclassifying dividends from financial instruments measured at fair value through profit or loss from Net interest income to Non-interest income. Prior-period information was restated accordingly, with virtually all of the effect on the Group arising from the Investment Bank. Refer to Note 1 for more information.

[4]
Reflects third-party fee and commission income for the second quarter of 2019 of USD 2,946 million for Global Wealth Management (first quarter of 2019: USD 2,817 million; second quarter of 2018: USD 2,987 million), USD 327 million for Personal & Corporate Banking (first quarter of 2019: USD 324 million; second quarter of 2018: USD 335 million), USD 647 million for Asset Management (first quarter of 2019: USD 619 million; second quarter of 2018: USD 639 million), USD 962 million for the Investment Bank (first quarter of 2019: USD 758 million; second quarter of 2018: USD 864 million) and USD 25 million for Corporate Center (first quarter of 2019: USD 22 million; second quarter of 2018: USD 21 million).